Segment and Revenue by Geography and By Major Customer - Schedule of Segment Operating Profit (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Segment Operating Profit (Loss) [Line Items]
Revenues	$ 16,828	$ 11,559
Cost of revenues	(6,246)	(4,744)
Gross profit	10,582	6,815
Research and development expenses	10,590	10,145
Sales and marketing expenses	5,607	4,388
General and administrative expenses	3,667	4,858
Change in earnout liability	174
Segment operating loss	(9,456)	(11,289)
Change in fair value of Forfeiture Shares		25
Financial income, net	1,238	1,234
Loss before taxes on income	(8,218)	(10,030)
Depreciation and Amortization expenses	770	456
Stock-based compensation	4,166	3,764
CIB [Member]
Schedule of Segment Operating Profit (Loss) [Line Items]
Revenues	11,753	7,177
Cost of revenues	(3,629)	(1,638)
Gross profit	8,124	5,539
Research and development expenses	6,653	5,857
Sales and marketing expenses	2,791	1,873
General and administrative expenses	2,029	1,839
Change in earnout liability	174
Segment operating loss	(3,523)	(4,030)
Depreciation and Amortization expenses	537	228
Stock-based compensation	1,875	1,721
Automotive [Member]
Schedule of Segment Operating Profit (Loss) [Line Items]
Revenues	5,075	4,382
Cost of revenues	(2,617)	(3,106)
Gross profit	2,458	1,276
Research and development expenses	3,937	4,288
Sales and marketing expenses	2,816	2,515
General and administrative expenses	1,638	1,732
Change in earnout liability
Segment operating loss	(5,933)	(7,259)
Depreciation and Amortization expenses	233	228
Stock-based compensation	$ 2,291	$ 2,043